UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/03

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greystone Investment Management LLC
Address:  3805 Edwards Rd.
          Ste 180
          Cincinnati, OH 45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ruth Wesner Adams
Title:  Chief Operating Officer
Phone:  513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams              Cincinnati, OH                1/7/04
--------------------------------------------------------------------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  204

Form 13F Information Table Value Total: $192,843.14
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

Greystone Investment Mangement, LLC
13F Holdings as of December 31, 2003

                                       Title of                          Value  Shares/  Sh/ Put/ Invstmt Other    Voting Authority
Name of Issuer                         Class                CUSIP      (x$1000) PrnAmt   Prn Call Dscretn Managers Sole  Shared None

Allied Waste Industries               Common Stock         019589308      13.88 1000                 SOLE         1000
Alltel Corporation                    Common Stock         020039103    1501.04 32225                SOLE         32225
Altria Group Incorporated             Common Stock         718154107    1034.03 19001                SOLE         19001
Amcon Distributing Company            Common Stock         02341Q106       0.02 4                    SOLE         4
American Express Co Jan @ 50          Option               025816AJC      -3.71                  742 SOLE         742
American Express Company              Common Stock         025816109    5513.70 114321               SOLE         114321
American Intl Group Inc               Common Stock         026874107     436.72 6589                 SOLE         6589
Amgen Incorporated                    Common Stock         031162100     174.43 2823                 SOLE         2823
Anheuser Busch Companies Inc.         Common Stock         035229103      34.24 650                  SOLE         650
Anthem Incorporated                   Common Stock         03674B104    5398.88 71985                SOLE         71985
Apple Computer Incorporated           Common Stock         037833100       2.56 120                  SOLE         120
Applied Micro Circuits Corp           Common Stock         03822W109       0.73 123                  SOLE         123
Arbitron Incorporated                 Common Stock         03875Q108       0.29 7                    SOLE         7
Array Biopharma Incorporated          Common Stock         04269X105      11.38 2000                 SOLE         2000
Avaya Incorporated                    Common Stock         053499109       0.57 44                   SOLE         44
AVX Corporation New                   Common Stock         002444107      29.92 1800                 SOLE         1800
Bank New York Inc. Jan @ 40           Option               064057MHP      -3.40                    5 SOLE         5
Bank Of America Corporation           Common Stock         060505104      86.46 1075                 SOLE         1075
Bank Of New York Inc                  Common Stock         064057102       9.11 275                  SOLE         275
Bank One Corporation                  Common Stock         06423A103       1.41 31                   SOLE         31
Baton Rouge Water Wks CoSer AP        Pfd Stock            071302202       0.00 1250                 SOLE         1250
BB&T Corporation                      Common Stock         054937107     241.27 6244                 SOLE         6244
Bear Stearns Co Jan @ 90 2005         Option               073903ARC     -37.00                  100 SOLE         100
Bear Stearns Companies Inc            Common Stock         073902108    1641.85 20536                SOLE         20536
Bear Stearns Companies Jan @ 85       Option               073904AQC      -0.39                   39 SOLE         39
Becton Dickinson & Company            Common Stock         075887109       9.26 225                  SOLE         225
Bellsouth Corporation                 Common Stock         079860102       4.81 170                  SOLE         170
Berkshire Hath Inc Delaware C         Common Stock         084670108     421.25 5                    SOLE         5
Berkshire Hathaway Inc Cl B           Common Stock         084670207   12698.47 4511                 SOLE         4511
Biogen Idec Incorporated              Common Stock         09062X103       1.03 28                   SOLE         28
Biomarin Pharmaceutical Inco          Common Stock         09061G101      15.52 2000                 SOLE         2000
Boston Properties Incorporated        REITS                101121101     418.77 8690                 SOLE         8690
Bristol Myers Squibb Co Jan @ 22 1/2  Option               110122AXC      -1.22                    2 SOLE         2
Bristol Myers Squibb Company          Common Stock         110122108      14.30 500                  SOLE         500
British Petroleum Co Plc              ADR                  055622104       6.12 124                  SOLE         124
Cablevision System Corp               Common Stock         12686C109    1595.20 68200                SOLE         68200
Cablevision Systems Jan @ 10          Option               12686CABC     -26.40                   20 SOLE         20
Cablevision Systems Jan @ 15          Option               12686CACC    -241.53                  291 SOLE         291



Cablevision Systems Jan @ 17 1/2      Option               12686CAWC    -138.62                  239 SOLE         239
Cablevision Systems Jun @ 17 1/2      Option               12686CFWC      -7.04                   11 SOLE         11
Cablevision Systems Mar @ 17 1/2      Option               12686CCWC     -33.63                   57 SOLE         57
Cali Realty Corporation               REITS                554489104    1415.08 34000                SOLE         34000
Carnival Corporation                  Common Stock         143658300     261.22 6575                 SOLE         6575
Cendant Corporation                   Common Stock         151313103    5783.10 259681               SOLE         259681
Charter One Finl Inc                  Common Stock         160903100      31.79 920                  SOLE         920
Cincinnati Finl Corporation           Common Stock         172062101     674.64 16159                SOLE         16159
Cintas Corporation                    Common Stock         172908105      35.07 700                  SOLE         700
Cisco Systems Incorporated            Common Stock         17275R102      87.52 3612                 SOLE         3612
Citigroup Incorporated                Common Stock         172967101     144.84 2984                 SOLE         2984
Cityfed Financial Corp. Pfd Jr C      Pfd Stock            178762407       0.00 1184                 SOLE         1184
Clear Channel Comm Inc.               Common Stock         184502102      11.71 250                  SOLE         250
Clorox Company                        Common Stock         189054109      29.14 600                  SOLE         600
Coca Cola Company                     Common Stock         191216100     517.14 10190                SOLE         10190
Comcast Corp Class A Special          Common Stock         20030N200    8390.60 268156               SOLE         268156
Comcast Corporation Class A           Common Stock         20030N101     147.59 4501                 SOLE         4501
Conocophillips                        Common Stock         20825C104     202.55 3089                 SOLE         3089
Diageo Plc ADR                        ADR                  25243Q205    7694.57 145565               SOLE         145565
Diageo Plc Adr (u K)                  Common Stock         25243Q205       4.49 85                   SOLE         85
Dial Corporation New                  Common Stock         25247D101      28.47 1000                 SOLE         1000
DisneyCo                              Common Stock         254687106       1.73 74                   SOLE         74
Dov Pharmaceutical Inc                Common Stock         259858108      40.11 3000                 SOLE         3000
Du Pont E I De Nemours & Co           Common Stock         263534109      52.77 1150                 SOLE         1150
Duke Weeks Realty Corporation         REITS                264411505       6.20 200                  SOLE         200
Enbridge Energy Mgt Llc Shs Units L   Common Stock         29250X103    4211.05 87149                SOLE         87149
Encana Corporation                    Foreign Stock        292505104     549.32 13928                SOLE         13928
Encysive Pharmaceuticals Inc          Common Stock         29256X107      17.90 2000                 SOLE         2000
Enerplus Res Fd Unit Tr G New         Foreign Stock        29274D604     452.03 14850                SOLE         14850
Equity Office Properties Trust        REITS                294741103      64.18 2240                 SOLE         2240
Exxon Mobil Corporation               Common Stock         30231G102    1219.46 29743                SOLE         29743
Federal Home Loan Mortgage Corpn      Common Stock         313400301   14095.13 241686               SOLE         241686
Federal National Mortgage Assn        Common Stock         313586109    9260.90 123380               SOLE         123380
Fidelity Advi Tech Fd Class B M       Equity M/F           315918672       0.30 19.712               SOLE         19.712
Fidelity Advisor Eq Growth Fd         Equity M/F           315805309       5.29 125.166              SOLE         125.166
Fifth Third Bancorp                   Common Stock         316773100     825.69 13971                SOLE         13971
First Energy Corporation              Common Stock         337932107       1.16 33                   SOLE         33
Gannett Incorporated                  Common Stock         364730101    1373.06 15400                SOLE         15400
Gateway Fund M/F                      Equity M/F           367829207      38.35 1667.285             SOLE         1667.285
Genentech Incorporated                Common Stock         368710406      93.57 1000                 SOLE         1000
General Elec Company                  Common Stock         369604103    1486.61 47986                SOLE         47986
Gilead Sciences Incorporated          Common Stock         375558103      11.66 200                  SOLE         200



Hershey Foods Corporation             Common Stock         427866108     461.94 6000                 SOLE         6000
Hilton Hotels Corporation             Common Stock         432848109      17.13 1000                 SOLE         1000
Home Depot Incorporated               Common Stock         437076102      35.49 1000                 SOLE         1000
Honeywell Incorporated                Common Stock         438516106      20.02 599                  SOLE         599
Host Marriott Corporation             REITS                44107P104      12.32 1000                 SOLE         1000
Hotelworks Com Incorporated           Common Stock         441473105       0.00 4000                 SOLE         4000
Hughes Electronics Corporation        Common Stock         444418107    4507.89 272380               SOLE         272380
Ingersoll-Rand Company                Foreign Stock        G4776G101      54.30 800                  SOLE         800
Intel Corporation                     Common Stock         458140100     243.58 7600                 SOLE         7600
Interpublic Group Con Inc             Common Stock         460690100     225.19 14435                SOLE         14435
Intl Business Machines Corpn          Common Stock         459200101     344.40 3716                 SOLE         3716
Invesco Strategic Port Leisure N/L    Equity M/F           00142F766       0.29 6.981                SOLE         6.981
Ishares Inc Msci Japan                Closed End M/F       464286848      14.46 1500                 SOLE         1500
Ishares Tr 1-3 Yr Trs Bd              Closed End M/F       464287457      30.10 365                  SOLE         365
Ishares Tr Dj Us Energy               Closed End M/F       464287796       2.72 55                   SOLE         55
Ishares Tr Dj Us Finl Sec             Closed End M/F       464287788       0.88 10                   SOLE         10
Ishares Tr Dj Us Healthcr             Closed End M/F       464287762       3.99 70                   SOLE         70
Ishares Tr Dj Us Real Est             Closed End M/F       464287739      46.20 465                  SOLE         465
Ishares Tr Dj Us Telecomm             Closed End M/F       464287713       0.21 10                   SOLE         10
Ishares Tr Russell 1000               Closed End M/F       464287622      74.61 1252                 SOLE         1252
Ishares Tr Russell 2000               Closed End M/F       464287655      58.39 527                  SOLE         527
Ishares Tr Russell1000val             Closed End M/F       464287598     194.61 3334                 SOLE         3334
Ishares Tr S&p Smlcp Valu             Closed End M/F       464287879      99.34 988                  SOLE         988
Ivax Corporation Jan @ 20             Option               465823MDP      -0.08                    8 SOLE         8
J.C. Penney Company Inc               Common Stock         708160106      36.79 1400                 SOLE         1400
JDS Uniphase Corporation              Common Stock         46612J101      14.56 4000                 SOLE         4000
Johnson & Johnson                     Common Stock         478160104     318.64 6168                 SOLE         6168
K Mart Corporation Jan @ 10 2004      Option               482586ABC       0.03                    5 SOLE         5
Key Energy Svcs Incorporated          Common Stock         492914106      32.99 3200                 SOLE         3200
Keycorp                               Common Stock         493267108       0.70 24                   SOLE         24
Kinder Morgan Mgt Llc Shs             Common Stock         49455U100    6115.71 142358               SOLE         142358
Kraft Foods Incorporated Class A      Common Stock         50075N104      33.83 1050                 SOLE         1050
Krispy Kreme Doughnuts Inc.           Common Stock         501014104       0.37 10                   SOLE         10
Lab Corp Amer Hldgs Com New           Common Stock         50540R409    5823.69 157610               SOLE         157610
Legg Mason Incorporated               Common Stock         524901105    4512.17 58463                SOLE         58463
Legg Mason Incorporated May @ 85      Option               524901EQC      -4.65                   30 SOLE         30
Lexmark Intl Group Class A            Common Stock         529771107      15.73 200                  SOLE         200
Liberty Media Corporation             Common Stock         530718105    7823.12 657958               SOLE         657958
Limited Incorporated                  Common Stock         532716107      19.83 1100                 SOLE         1100
Lincoln National Corporation          Common Stock         534187109      16.51 409                  SOLE         409
Lone Star Technologies Inc            Common Stock         542312103      55.93 3500                 SOLE         3500
Longleaf Partners Fund N/L            Equity M/F           543069108      13.53 451.466              SOLE         451.466
Longleaf Partners Intal Fund N/L      Int'l M/F            543069405    6605.54 468145.956           SOLE         468145.96


M & T Bk Corporation                  Common Stock         55261F104      57.01 580                  SOLE         580
M B N A Corporation                   Common Stock         55262L100    6529.34 262750               SOLE         262750
Maverick Tube Corporation             Common Stock         577914104      28.88 1500                 SOLE         1500
Maxxam Incorporated                   Common Stock         577913106      17.06 900                  SOLE         900
Mcdata Corporation Class A            Common Stock         580031201       0.07 7                    SOLE         7
McDonalds Corporation                 Common Stock         580135101       4.97 200                  SOLE         200
Medtronic Incorporated                Common Stock         585055106      12.15 250                  SOLE         250
Merck & Co IncoJan @ 70 200           Option               589332ANC      -5.34                  356 SOLE         356
Merck & Company Incorporated          Common Stock         589331107    1941.09 42015                SOLE         42015
Merrill Lynch & Company Inc           Common Stock         590188108       0.59 10                   SOLE         10
MGIC Investment Corporation           Common Stock         552848103      11.39 200                  SOLE         200
Microsoft Corporation                 Common Stock         594918104      76.64 2800                 SOLE         2800
Midcap 400 Spdrs Trust                Pfd/Common Invest Tr 595635103     180.23 1710                 SOLE         1710
Millennium Pharmaceutical Jan @ 20    Option               599902MDP      -1.24                    8 SOLE         8
Minnesota Mining And Mafg Co          Common Stock         88579Y101     125.84 1480                 SOLE         1480
Monsanto Company New                  Common Stock         61166W101       0.43 15                   SOLE         15
Morgan Stanley Jan @ 30               Option               617447MFP      -0.03                    6 SOLE         6
Murphy Oil Corporation                Common Stock         626717102     104.50 1600                 SOLE         1600
Nasdaq 100 Trust Unit Series 1        Pfd/Common Invest Tr 631100104       0.36 10                   SOLE         10
National-Oilwell Incorporated         Common Stock         637071101      22.36 1000                 SOLE         1000
Ncr Corporation New                   Common Stock         62886E108       0.12 3                    SOLE         3
News Corp. Limited Sponsored          ADR                  652487802     968.08 32003                SOLE         32003
Nokia Corporation Sponsored           ADR                  654902204      17.15 1009                 SOLE         1009
Nuveen Ny Select Quality Mun          Closed End M/F       670976109      15.96 1000                 SOLE         1000
Oakmark Fund Class I N/L              Equity M/F           413838103      16.57 441.344              SOLE         441.344
Oakmark Intl Fund Retail Class        Int'l M/F            413838202      15.27 847.377              SOLE         847.377
Omnicom Group Incorporated            Common Stock         681919106      34.93 400                  SOLE         400
Oracle Corporation                    Common Stock         68389X105       5.29 400                  SOLE         400
Outback Steakhouse Inc                Common Stock         689899102       0.66 15                   SOLE         15
Pepsico Incorporated                  Common Stock         713448108     296.50 6360                 SOLE         6360
Pfizer Incorporated                   Common Stock         717081103    5445.41 154130               SOLE         154130
Ph Group Incorporated                 Common Stock         693318107       0.00 500                  SOLE         500
Pioneer Nat Res Company               Common Stock         723787107    5007.81 156837               SOLE         156837
Plum Creek Timber Company Inc         REITS                729251108    4416.38 145037               SOLE         145037
Praxair Incorporated                  Common Stock         74005P104      76.40 2000                 SOLE         2000
Procter & Gamble Company              Common Stock         742718109    1452.36 14541                SOLE         14541
Public Service Enterprise Group       Common Stock         744573106      18.44 421                  SOLE         421
Rayonier Incorporated                 Common Stock         754907103    2079.32 50092                SOLE         50092
Royal Dutch Pete Co Ny Reg Eur        ADR                  780257804     314.34 6000                 SOLE         6000
S P D R Trust Units Series 1 B/E      Pfd/Common Invest Tr 78462F103      99.93 898                  SOLE         898
Scantek Medical Incorporated          Common Stock         806039103       0.35 5000                 SOLE         5000


Schlumberger Limited Netherlands      Foreign Stock        806857108     328.32 6000                 SOLE         6000
Sector SPDR Healthcare Select         Closed End M/F       81369Y209      54.57 1810                 SOLE         1810
Sector Spdr Tr Sbi Int-energy         Closed End M/F       81369Y506       9.28 337                  SOLE         337
Selected Ame Shs N/L Davis Fd         Equity M/F           816221105       0.96 28.796               SOLE         28.796
Sgi International Com New             Common Stock         784185209       0.00 3000                 SOLE         3000
Shaw Group Incorporated               Common Stock         820280105      23.15 1700                 SOLE         1700
Smucker J M Company                   Common Stock         832696405       4.48 99                   SOLE         99
Southern Company                      Common Stock         842587107      42.35 1400                 SOLE         1400
Starbucks Corporation                 Common Stock         855244109       9.62 290                  SOLE         290
Syngenta AG Sponsored                 ADR                  87160A100       0.28 21                   SOLE         21
The Cit Group Incorporated            Common Stock         125581108       3.60 100                  SOLE         100
The Dow Chemical Company              Common Stock         260543103      41.57 1000                 SOLE         1000
Timberwest Fst Corporation Unit       Foreign Stock        887147205    2000.26 204150               SOLE         204150
Time Warner Incorporated              Common Stock         887317105    3262.22 181335               SOLE         181335
Tjx Companies Incorporated New        Common Stock         872540109    5574.04 252791               SOLE         252791
Toys R Us Incorporated                Common Stock         892335100      25.28 2000                 SOLE         2000
Transocean Sedco Forex Inc            Foreign Stock        G90078109      28.33 1180                 SOLE         1180
Travelers Property Cas Corp New Cla   Common Stock         89420G406      16.97 1000                 SOLE         1000
Tribune Company                       Common Stock         896047107     897.84 17400                SOLE         17400
Tricon Global Restaurants Inc         Common Stock         988498101      49.54 1440                 SOLE         1440
Tyco International Litd New           Foreign Stock        902124106     111.75 4217                 SOLE         4217
Tyco Intl Limited New Jan @ 7 1/2     Option               902124AUC     -74.49                   39 SOLE         39
Us Bancorp Del Com New                Common Stock         902973304      19.03 639                  SOLE         639
Valspar Corporation                   Common Stock         920355104      69.19 1400                 SOLE         1400
Van Kampen Tr Invt Grade N Y          Closed End M/F       920931102      17.25 1000                 SOLE         1000
Vanguard Energy Fund N/L              Equity M/F           921908109       7.77 260.23               SOLE         260.23
Vanguard Health Care Fund N/L         Equity M/F           921908307    8414.42 69788.683            SOLE         69788.683
Vanguard HealthFd Admiral Shs N       Equity M/F           921908885    4634.22 91099.338            SOLE         91099.338
Vanguard Index Trust                  Closed End M/F       922908769     277.62 2608                 SOLE         2608
Vanguard Total Intl Stock Index F     Int'l M/F            921909602     111.44 10473.861            SOLE         10473.861
Varian Incorporated                   Common Stock         922206107      20.83 500                  SOLE         500
Varian Med Systems Inc                Common Stock         92220P105     172.75 2500                 SOLE         2500
Varian Semiconductor Equipt Assn      Common Stock         922207105      21.90 500                  SOLE         500
Verizon Communications                Common Stock         92343V104      51.92 1480                 SOLE         1480
Viacom Class B                        Common Stock         925524308     109.84 2475                 SOLE         2475
Viacom Inc. Class-A                   Common Stock         925524100       8.85 200                  SOLE         200
Victory Stock Index Fund Class G N/L  Equity M/F           926464355       0.48 28.994               SOLE         28.994
Visteon Corporation                   Common Stock         92839U107       0.04 4                    SOLE         4
Vivendi Sponsored                     ADR                  92851S204     259.31 10680                SOLE         10680
Vornado Rlty Tr Sh Ben Int            REITS                929042109    3274.76 59813                SOLE         59813
Wal Mart Stores Incorporated          Common Stock         931142103     152.25 2870                 SOLE         2870
Walgreen Company                      Common Stock         931422109       3.64 100                  SOLE         100



Washington Fed Incorporated           Common Stock         938824109    1976.81 69655                SOLE         69655
Washington Mutual Incorporated        Common Stock         939322103    8462.27 210924               SOLE         210924
Waste Management                      Common Stock         94106L109    9468.71 319889               SOLE         319889
Webmd Corporation                     Common Stock         94769M105      19.49 2168                 SOLE         2168
Weitz Partners Value Fund M/F         Equity M/F           948906102       1.29 59.955               SOLE         59.955
Weitz Value Fund N/L                  Equity M/F           949045108       1.32 36.983               SOLE         36.983
Wellpoint Health Networks Inc         Common Stock         94973H108       7.27 75                   SOLE         75
Wells Fargo Company                   Common Stock         949746101    6583.61 111795               SOLE         111795
Wells Fargo Company Jan @ 60          Option               949746ALC      -1.50                   50 SOLE         50
Whole Foods Market Inc.               Common Stock         966837106       4.03 60                   SOLE         60
Wsfs Finl Corporation                 Common Stock         929328102      63.42 1414                 SOLE         1414
Wyeth                                 Common Stock         983024100    1025.00 24146                SOLE         24146
Yankee Candle Company                 Common Stock         984757104    3049.34 111575               SOLE         111575
Zimmer Hldgs Incorporated             Common Stock         98956P102       2.11 30                   SOLE         30

